COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Feb. 03, 2013
COMMITMENTS AND CONTINGENCIES
Future Minimum Aggregate Rental Payments Under Non-Cancelable Operating Leases

Future minimum aggregate rental payments under non-cancelable operating leases as of February 3, 2013 are as follows (amounts in millions):

	Fiscal Year
	2013	2014	2015	2016	2017	Thereafter	Total
Operating Leases	$123	$101	$79	$59	$39	$81	$482